Fair Value Measurements - Significant Unobservable Inputs for Level 3 - Securities (Details) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 20,971	$ 14,875
Recurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	20,971	14,875
Recurring | CMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	2,335	1,215
Recurring | Corporate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	13,357	8,552
Recurring | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	811	769
Recurring | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	1,175	795
Recurring | Level 3 | CMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	276	54
Recurring | Level 3 | Corporate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 665	$ 328
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Level 3 | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 74	$ 154
Recurring | Spread | Level 3 | CLOs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 159	$ 259
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Spread | Level 3 | CLOs | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0234	0.0249
Recurring | Spread | Level 3 | CLOs | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0258	0.0305
Recurring | Spread | Level 3 | CLOs | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0257	0.0304
Recurring | Spread | Level 3 | CMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 276	$ 49
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Spread | Level 3 | CMBS | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0203	0.0255
Recurring | Spread | Level 3 | CMBS | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0637	0.1582
Recurring | Spread | Level 3 | CMBS | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0303	0.0570
Recurring | Spread | Level 3 | Corporate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 623	$ 269
Recurring | Spread | Level 3 | Corporate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0125	0.0116
Recurring | Spread | Level 3 | Corporate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.1227	0.1210
Recurring | Spread | Level 3 | Corporate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0278	0.0304
Recurring | Spread | Level 3 | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 65	$ 154
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Spread | Level 3 | RMBS | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0039	0.0007
Recurring | Spread | Level 3 | RMBS | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0229	0.0592
Recurring | Spread | Level 3 | RMBS | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0090	0.0119
Recurring | Constant prepayment rate | Level 3 | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Decrease [5]	Decrease [5]
Recurring | Constant prepayment rate | Level 3 | RMBS | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.04	0
Recurring | Constant prepayment rate | Level 3 | RMBS | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.16	0.10
Recurring | Constant prepayment rate | Level 3 | RMBS | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.08	0.05
Recurring | Constant default rate | Level 3 | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Constant default rate | Level 3 | RMBS | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.01	0.02
Recurring | Constant default rate | Level 3 | RMBS | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.04	0.06
Recurring | Constant default rate | Level 3 | RMBS | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.03	0.03
Recurring | Loss severity | Level 3 | RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Loss severity | Level 3 | RMBS | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Recurring | Loss severity | Level 3 | RMBS | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1	1
Recurring | Loss severity | Level 3 | RMBS | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.64	0.81